Business Combinations and Divestitures	12 Months Ended
Dec. 31, 2015
Business Combinations And Dispositions [Abstract]
Business Combinations and Divestitures

Note C: Business Combinations and Divestitures

Business Combinations.  The Corporation acquired Texas Industries, Inc. (“TXI”) on July 1, 2014.  Total revenues and earnings from operations included in the consolidated statements of earnings attributable to TXI were $941,499,000 and $70,121,000, respectively, for the year ended December 31, 2015 and $539,061,000 and $42,239,000, respectively, for the period July 1, 2014 through December 31, 2014.

Acquisition and integration expenses associated with TXI were $6,762,000 and $90,487,000 for the years ended December 31, 2015 and December 31, 2014, respectively.

Unaudited Pro Forma Financial Information.  The pro forma financial information in the table below summarizes the combined consolidated results of operations for the Corporation and TXI as though the companies were combined as of January 1, 2013.  Transactions between Martin Marietta and TXI during the periods presented in the pro forma financial statements have been eliminated as if Martin Marietta and TXI were consolidated affiliates during the periods.

The unaudited pro forma financial information for the year ended December 31, 2014 includes TXI’s historical operating results for the six months ended May 31, 2014 (due to a difference in TXI’s historical reporting periods) and the results of operations for the TXI locations from July 1, 2014, the acquisition date, to December 31, 2014. The pro forma financial information presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place as of January 1, 2013.

year ended December 31
(add 000)	2014
Net Sales	$3,088,642
Earnings from continuing operations attributable to controlling interests	$171,822

Divestiture of Assets. On September 30, 2015, the Corporation divested its California cement operations, which were reported in the Cement segment.  These operations were not in close proximity to other core assets of the Corporation and, unlike other marketplace competitors, were not vertically integrated with ready mixed concrete production.

The divestiture primarily included a cement plant, two distribution terminals, mobile equipment, intangible assets and inventory.  In accordance with the asset purchase agreement, the liabilities assumed by the purchaser included asset retirement obligations.  The Corporation received proceeds of $420,000,000 and recognized a loss of $24,214,000 on the sale, inclusive of transaction-related accruals.  The Corporation also recognized other disposal-related expenses of $4,849,000.  The loss and related expenses are included in other operating expenses, net, in the consolidated statement of earnings.